Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 511,659	$ 494,321
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	156,129	153,182
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	152,381	148,694
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,748	4,488
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	334,652	327,755
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	284,601	286,567
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	50,051	41,188
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 20,878	$ 13,384